Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Mutual Fund
Entity Central Index Key	0000005506
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
American Mutual Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class A
Trading Symbol	AMRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 29.06% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class A (with sales charge) *	21.65%	9.51%	9.05%
American Mutual Fund — Class A (without sales charge) *	29.06%	10.81%	9.70%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all
distributions
are reinvested. Any market index
shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index
. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class C
Trading Symbol	AMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.33%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 28.11% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health c ar
e and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fu nd’
s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class C (with sales charge) *	27.11%	9.99%	9.02%
American Mutual Fund — Class C (without sales charge) *	28.11%	9.99%	9.02%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinveste
d an
d reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market i ndex
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund sta tist ics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (per cen t of net assets)
American Mutual Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class T
Trading Symbol	TAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 38	0.33%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 29.39% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials
, i
ndustrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communicati
on s
ervices sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average an
nu
al total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class T (with sales charge) 2	26.15%	10.54%	10.43%
American Mutual Fund — Class T (without sales charge) 2	29.39%	11.10%	10.80%
S&P 500 Index 3	38.02%	15.27%	14.36%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower
.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares .
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key f u nd statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (perc e nt of net assets)
American Mutual Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-1
Trading Symbol	AMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 28.99% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, le
d
by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy a
n
d communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
tot
al returns
	1 year	5 years	10 years
American Mutual Fund — Class F-1 *	28.99%	10.76%	9.63%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fu n d statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sec to r (percent of net assets)
American Mutual Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-2
Trading Symbol	AMRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 29.32% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class F-2 *	29.32%	11.04%	9.91%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-3
Trading Symbol	AFMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 31	0.27%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 29.46% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class F-3 2	29.46%	11.16%	10.94%
S&P 500 Index 3	38.02%	15.27%	14.43%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Inv est
ors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-A
Trading Symbol	CMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 29.03% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some inco
m
e for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-A (with sales charge) *	24.52%	9.99%	9.25%
American Mutual Fund — Class 529-A (without sales charge) *	29.03%	10.78%	9.64%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors
cannot
invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-C
Trading Symbol	CMLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 156	1.37%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 28.05% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-C (with sales charge) *	27.05%	9.95%	9.22%
American Mutual Fund — Class 529-C (without sales charge) *	28.05%	9.95%	9.22%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
American Mutual Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-E
Trading Symbol	CMLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 28.71% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-E *	28.71%	10.51%	9.38%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets )
American Mutual Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-T
Trading Symbol	TAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 29.33% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class 529-T (with sales charge) 2	26.10%	10.48%	10.37%
American Mutual Fund — Class 529-T (without sales charge) 2	29.33%	11.04%	10.74%
S&P 500 Index 3	38.02%	15.27%	14.36%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-1
Trading Symbol	CMLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 29.24% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-F-1 *	29.24%	10.99%	9.86%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
American Mutual Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-2
Trading Symbol	FFMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 29.34% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Mutual Fund — Class 529-F-2 2	29.34%	14.32%
S&P 500 Index 3	38.02%	16.69%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and
/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
American Mutual Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-3
Trading Symbol	FFFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.32%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 29.40% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Mutual Fund — Class 529-F-3 2	29.40%	14.37%
S&P 500 Index 3	38.02%	16.69%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-1
Trading Symbol	RMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 28.08% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-1 *	28.08%	9.95%	8.82%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect
fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-2
Trading Symbol	RMFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 28.10% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-2 *	28.10%	9.97%	8.84%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
American Mutual Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-2E
Trading Symbol	RMEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 invest m ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 122	1.07%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 28.44% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-2E *	28.44%	10.28%	9.18%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-3
Trading Symbol	RMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 28.66% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-3 *	28.66%	10.45%	9.32%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-4
Trading Symbol	RMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 29.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-4 *	29.02%	10.78%	9.65%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-5E
Trading Symbol	RMFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 48	0.42%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 29.28% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class R-5E 2	29.28%	11.02%	10.88%
S&P 500 Index 3	38.02%	15.27%	13.90%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-5
Trading Symbol	RMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 37	0.32%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 29.42% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-5 *	29.42%	11.11%	9.98%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-6
Trading Symbol	RMFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 31	0.27%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 29.47% for the year ended October 31, 2024. That result compares with a 38.02% gain for the
S&
P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience, with positive economic data providing a counterweight to political uncertainties leading into the U.S. presidential election. Domestic equity markets achieved notable gains during the period. Consumer spending and labor market data did not disappoint as much as some feared it would , while easing inflation supported the U.S. Federal Reserve’s first rate cut since 2020.
All sectors created positive results for the fund, led by financials, industrials and utilities. Top individual contributors included holdings from a broad range of sectors, such as industrials, technology, health care and financials. Most holdings are based in the U.S., which contributed positively to results in the fiscal year.
Conversely, while consumer staples, energy and communication services sectors posted positive returns, those sectors did not advance as much as others in the fund, and thus detracted from results. The fund’s exposure to cash also detracted from results given the strong returns of the market, despite elevated interest rates producing some income for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Mutual Fund — Class R-6 *	29.47%	11.17%	10.03%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,462,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 221,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 103,462%
Total number of portfolio holdings	$ 189%
Total advisory fees paid (in millions)	$ 221%
Portfolio turnover rate	$ 31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)